Leasing - Schedule of Amounts Recognized In Profit And Loss (Details) - ILS (₪) ₪ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Amounts Recognized In Profit And Loss [Abstract]
Amortization of the right for usage asset		₪ 320	₪ 425	₪ 425
Interest expense in respect of leasing	[1]	95	22	43
Repayment of principal in respect of leasing		₪ 352	₪ 467	₪ 467

[1]	See Note 9 above.